Leases (Details Narrative) - USD ($)			9 Months Ended	12 Months Ended
	Feb. 16, 2023	Feb. 16, 2023	Sep. 30, 2023	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Lease payment			$ 6,480
Lease expiration date			Oct. 31, 2023	Oct. 31, 2023
Payments for rent		$ 3,891		$ 6,480
Operating lease description				The first was for a monthly payment of $6,480, with a security deposit of $6,480 held for the duration of the lease, that commenced on October 1, 2018, with the first payment made on January 1, 2019
Estimated monthly common area maintenance cost		3,300
Security deposit	$ 43,234	43,234
Common area maintenance cost		$ 3,315
Deposits				$ 6,480
Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Payments for rent	$ 7,206
Lease term	64 months	64 months
Rent variable rate	3.00%	3.00%
Operating lease description	commenced June 1, 2023
Percentage of rent abatement	50.00%
Estimated monthly common area maintenance cost	$ 3,300
Lease Agreement [Member] | Letter of Credit [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date	Mar. 01, 2025
Payments for rent	$ 3,891
Percentage of rent abatement	50.00%
Security deposit	$ 43,234	$ 43,234
Common area maintenance cost	$ 3,315
New Lease Agreement [Member]
Lessee, Lease, Description [Line Items]
Payments for rent		$ 7,206
Rent variable rate	3.00%	3.00%
Operating lease description		commenced June 1, 2023